Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0000695652173913043 per share
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 48,300,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,394.73
Offering Note	There is no current market for the securities being offered. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes the offering price attributable to additional shares that D. Boral Capital LLC has the option to purchase to cover over-allotments, if any.

In accordance with Rule 416(a), we are also registering an indeterminate number of additional Class A ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share subdivisions, share dividends or similar transactions.